Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Basic and diluted (in Shares)	$ (0.16)	$ (0.34)
Basic and diluted (in Shares)	34,433,381	24,753,947